Analysis of Group statement of financial position by segment - Cash and cash equivalents (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash		$ 2,071
Cash equivalents		4,894		$ 9,394
Total cash and cash equivalents		6,965	[1]	9,394	$ 6,604
Held centrally and available for general use by the Group		2,491
Other funds not available for general use by the Group, including funds held for the benefit of policyholders		$ 4,474
UK & Europe Discontinued Operations (M&G Prudential)
Cash and cash equivalents
Cash equivalents				6,048
Continuing and discontinued operations
Cash and cash equivalents
Cash				7,335
Cash equivalents				8,107
Total cash and cash equivalents	[1],[2]			15,442	$ 14,461
Held centrally and available for general use by the Group				445
Other funds not available for general use by the Group, including funds held for the benefit of policyholders				$ 14,997
US dollars
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies		52.00%		38.00%
Pounds sterling
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies		20.00%		32.00%
Euro
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies		1.00%		15.00%
Other
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies		27.00%		15.00%

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations